Share Capital - Canopy Rivers - Summary of Assumptions Used Following Black-Scholes Option Pricing Model to Establish Fair Value of Options (Details)	12 Months Ended
	Mar. 31, 2019 CAD ($) Year	Mar. 31, 2018 CAD ($) Year
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	2.00%	1.54%
Expected annualized volatility	75.00%	64.00%
Expected forfeiture rate	12.00%	11.00%
Expected dividend yield
Weighted average fair value at measurement date, share options granted | $	$ 24.98	$ 8.88
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of options (years) | Year	2	3
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of options (years) | Year	5	5
Canopy Rivers Corporation
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Risk-free interest rate	1.70%	1.00%
Expected annualized volatility	70.00%	70.00%
Weighted average fair value at measurement date, share options granted | $	$ 1.80
Canopy Rivers Corporation | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of options (years) | Year	0.4	1
Weighted average fair value at measurement date, share options granted | $		$ 0.55
Canopy Rivers Corporation | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of options (years) | Year	4	3
Weighted average fair value at measurement date, share options granted | $		$ 1.05